Equity-Accounted Joint Ventures - Exmar LPG Joint Venture - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 238.2
Carrying value of guarantee liability	1.3	$ 0.9
Investment in and advances to equity-accounted joint ventures (note 7)	42.3	52.3
Interest accrued on advances	0.0	0.3
Difference between carrying amount and book value	18.2	23.6
Interest Income, Related Party	$ 0.8	$ 1.6
Exmar LPG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)	0.50%